Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Cash Management
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.